Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Organization and Basis of Presentation

Note 1 - Organization and Basis of Presentation

Organization and Line of Business

Pura Naturals, Inc. (formerly Yummy Flies, Inc.) (the "Company" or "Pura - CO") was incorporated under the laws of the State of Colorado on December 26, 2005.  On November 17, 2016, the Company changed its name from Yummy Flies, Inc. to Pura Naturals, Inc.

Pura Naturals, Inc., ("Pura - DE") was incorporated on April 20, 2015 under the laws of the state of Delaware.  Prior to incorporating in Delaware, the Company was incorporated on October 21, 2013 under the laws of the state of Nevada as a limited liability company.  On June 30, 2015, the Company exchanged membership interests in the Nevada company for common stock of the Delaware company.

Effective July 18, 2016, the Company and Pura - DE entered into a share exchange agreement by and among the Company, Pura – DE and certain stockholders of Pura - DE.  Pursuant to the share exchange agreement, the Company exchanged the outstanding common and preferred stock of Pura - DE for shares of common stock of the Company.  On the closing date, the Company issued 23,187,876 shares of common stock to the Pura - DE.   In addition, shares issuable under outstanding options of Pura - DE will be exercisable into shares of common stock of Company, pursuant to the terms of such instruments. At the closing date, Robert Lee, the holder of 30,536,100 shares of the Company's common stock, agreed to cancelation of such shares leaving 7,625,700 shares issued and outstanding.  Upon completion of the foregoing transactions, the Company had 30,813,576 shares of common stock issued and outstanding.  As a result of the share exchange agreement and the other transactions contemplated thereunder, Pura - DE is now a wholly owned subsidiary of the Company.

The exchange of shares with Pura - DE was accounted for as a reverse acquisition under the purchase method of accounting since Pura - DE obtained control of the Company. Accordingly, the merger of Pura - DE into the Company was recorded as a recapitalization of Pura - DE, Pura - DE being treated as the continuing entity. The historical financial statements presented are the financial statements of Pura - DE. The share exchange agreement was treated as a recapitalization and not as a business combination; therefore, no pro forma information is disclosed. At the date of this transaction, the net liabilities of the legal acquirer, Pura - CO, were $20,040.

The Company is engaged in the marketing and sales of consumer products through the use of direct sales, brokers and distributors to wholesalers, mass merchandisers, retail stores and on the internet.

Stock Split

On November 17, 2016, the Company affected a 3.7 to 1 forward stock split.  All share and per share information was retroactively restated to reflect this forward stock split.

Going Concern

These consolidated financial statements ("CFS") were prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The continuation of the Company as a going concern is dependent upon the Company obtaining necessary equity and debt financing until it can generate sustainable revenue. There is no guarantee the Company will be able to raise adequate equity or debt financing or generate profitable operations. For 2016 and 2015, the Company incurred net losses of $1,557,796 and $1,566,232, respectively, and had negative cash flows from operations of $821,304 and $1,389,300, respectively. These CFS do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. Management intends to raise additional funds through equity or debt financing and to generate cash from the sale of the Company's products resulting from waste conversion of selected feedstocks and services from water remediation.